Income Taxes	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

Note 5. Income Taxes

For continuing operations, including noncontrolling interests, the statutory U.S. federal income tax rate reconciles to the Companies’ effective income tax rate as follows:

	Dominion Energy		Virginia Power
Three Months Ended March 31,	2023	2022	2023	2022
U.S. statutory rate	21.0%	21.0%	21.0%	21.0%
Increases (reductions) resulting from:
Recognition of taxes - sale of subsidiary stock	—	19.7
State taxes, net of federal benefit	3.8	4.8	4.6	4.4
Investment tax credits	(2.6)	(7.3)	(0.3)	(6.7)
Production tax credits	(0.4)	(0.8)	(0.7)	(0.8)
Reversal of excess deferred income taxes	(1.9)	(5.6)	(2.7)	(3.0)
Changes in state deferred taxes associated with assets held for sale	—	1.1
AFUDC - equity	(0.1)	(1.0)	0.2	(0.9)
Other, net	(1.2)	0.3	(0.2)	0.6
Effective tax rate	18.6%	32.2%	21.9%	14.6%

In the first quarter of 2022, Dominion Energy entered into an agreement to sell 100% of the equity interests in Hope in a stock sale for income tax purposes. Upon meeting the classification as held for sale, Dominion Energy established $87 million of deferred tax liabilities reflecting the excess of the financial reporting basis over the tax basis in Hope’s stock. These deferred taxes reversed upon closing of the sale in August 2022 and became a component of current income tax expense on the sale. See Note 3 to the Consolidated Financial Statements in Dominion Energy’s Annual Report on Form 10-K for the year ended December 31, 2022 for additional information regarding the sale of Hope.

As of March 31, 2023, there have been no material changes in the Companies’ unrecognized tax benefits or possible changes that could reasonably be expected to occur during the next twelve months. See Note 5 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2021, for a discussion of these unrecognized tax benefits.

Discontinued operations

Income tax (benefit) expense reflected in discontinued operations is $56 million and $100 million for the three months ended March 31, 2023 and 2022, respectively.